Capital and other components of equity	6 Months Ended
Jun. 30, 2026
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Capital and other components of equity

22. Capital and other components of equity

A.	Share capital

Details of share capital as of June 30, 2026 and December 31, 2025 are as follows:

		June 30, 2026	December 31, 2025
		(In Korean won and number of shares)
Number of authorized shares		1,000,000,000	1,000,000,000
Value per share	₩	500	500
Number of shares issued		52,815,475	52,815,475
Common shares	₩	26,407,737,500	26,407,737,500

Holders of these shares are entitled to dividends as declared from time to time and are entitled to one vote per share at the general meetings of the Company.

B.	Other components of equity

i.	Details of other components of equity, net of taxes, as of June 30, 2026 and 2025 are as follows:

		June 30, 2026	December 31, 2025
		(In thousands of Korean won)
Other reserves
Employee share options	₩	724,661	724,661
Treasury shares		(1,400,188)	(1,414,953)
Subtotal		(675,527)	(690,292)
Other comprehensive income
Remeasurements of defined benefit liability		279,386	125,654
Subtotal		279,386	125,654
Total	₩	(396,141)	(564,638)

ii.	Changes in other components of equity for the periods ended June 30, 2026 and 2025 are as follows:

		Remeasurements of defined benefit liability	Employee share options	Treasury shares	Total
		(In thousands of Korean won)
Balance as of January 1, 2025	₩	73,533	724,661	(1,451,864)	(653,670)
Changes, net of taxes		26,061	-	36,911	62,972
Balance as of June 30, 2025	₩	99,594	724,661	(1,414,953)	(590,698)
Balance as of January 1, 2026		125,654	724,661	(1,414,953)	(564,638)
Changes, net of taxes		153,732	-	14,765	168,497
Balance as of June 30, 2026	₩	279,386	724,661	(1,400,188)	(396,141)

iii.	Details of treasury shares for the six-month periods ended June 30, 2026 and 2025 are as follows:

	June 30, 2026			June 30, 2025
	Number of shares		Carrying amount	Number of shares		Carrying amount
	(In thousands of Korean won and number of shares)
Beginning balance	3,833,400	₩	1,414,953	3,933,400	₩	1,451,864
Acquisition	0		0	0		0
Disposal (*)	40,000		14,765	100,000		36,911
Ending balance	3,793,400	₩	1,400,188	3,833,400	₩	1,414,953

(*)	The Company disposed of treasury shares at per-share prices ranging from Korean won 2,000 to Korean won 3,200.